RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Party Transactions or Balances with the Group (Details) - Related party	12 Months Ended
Dec. 31, 2023
Alex S. Xu
Related Party Transaction
Related Party	Alex S. Xu
Nature of the party	Individual
Relationship with the Group	Founder and CEO
Hui Xu
Related Party Transaction
Related Party	Hui Xu
Nature of the party	Individual
Relationship with the Group	Brother of Alex S. Xu
Yan Zhang
Related Party Transaction
Related Party	Yan Zhang
Nature of the party	Individual
Relationship with the Group	Executive officer for catering management entities controlled by GTI
Wen Qi
Related Party Transaction
Related Party	Wen Qi
Nature of the party	Individual
Relationship with the Group	Quality Control Manager
GTI
Related Party Transaction
Related Party	GTI
Nature of the party	Investment holding
Relationship with the Group	Shareholder of the Group, controlled by Alex S. Xu
Aotao
Related Party Transaction
Related Party	Aotao
Nature of the party	Restaurant management
Relationship with the Group	Controlled by GTI
Getao
Related Party Transaction
Related Party	Getao Industrial (HK) Limited. (“Getao”)
Nature of the party	Restaurant management
Relationship with the Group	Controlled by GTI
Shiquanmeiwei
Related Party Transaction
Related Party	Shiquanmeiwei (Beijing) Catering and Management Co., Ltd. (“Shiquanmeiwei”)
Nature of the party	Restaurant management
Relationship with the Group	Controlled by GTI
Beifu HK
Related Party Transaction
Related Party	Beifu HK
Nature of the party	Restaurant management
Relationship with the Group	Controlled by GTI
Napa
Related Party Transaction
Related Party	Napa Infinity Winery (Shanghai) Inc. (“Napa”)
Nature of the party	Wine distributor
Relationship with the Group	Controlled by Hui Xu
Yibon
Related Party Transaction
Related Party	Yibon
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
Hanyuan
Related Party Transaction
Related Party	Shanxi Hanyuanbaili Hotel Management Co., Ltd. (“Hanyuan”) *
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
Woyaojiu
Related Party Transaction
Related Party	Woyaojiu Information Technology (Shanghai) Co.,Ltd. (“Woyaojiu”)
Nature of the party	Restaurant management
Relationship with the Group	Controlled by Hui Xu
Yueyuan
Related Party Transaction
Related Party	Shanxi Yueyuanbaili Hotel Management Co., Ltd. (“Yueyuan”)
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
Apex
Related Party Transaction
Related Party	Apex(Weihai) Industrial Co., Ltd. (“Apex”)
Nature of the party	Construction
Relationship with the Group	Controlled by Hui Xu
Geweimei
Related Party Transaction
Related Party	Geweimei Biotechnology (Wuxi) Co., Ltd. (“Geweimei”)
Nature of the party	Food manufacturing
Relationship with the Group	Controlled by GTI
Gelu
Related Party Transaction
Related Party	Gelu (Shanghai) Catering Management Co., Ltd. (“Gelu”)
Nature of the party	Restaurant management
Relationship with the Group	Controlled by GTI
Geyi
Related Party Transaction
Related Party	Shanghai Geyi Catering Management Co., Ltd. (“Geyi”)
Nature of the party	Restaurant management
Relationship with the Group	Controlled by GTI
Xiaoyi
Related Party Transaction
Related Party	Shanghai Xiaoyi Health Services Co., Ltd. (“Xiaoyi”)
Nature of the party	Care service provider
Relationship with the Group	Controlled by GTI
Xiangcai
Related Party Transaction
Related Party	Shanghai Xiangcai Catering Management Co., Ltd. (“Xiangcai”)
Nature of the party	Restaurant management
Relationship with the Group	Equity investee of the Group
Wiselong
Related Party Transaction
Related Party	Wiselong
Nature of the party	IT consulting
Relationship with the Group	Equity investee of the Group
JYHM
Related Party Transaction
Related Party	Shanghai JYHM Restaurant Management Co., Ltd. (“JYHM”)
Nature of the party	Restaurant Management
Relationship with the Group	Previously controlled by GTI, and disposed by GTI during 2022